February 28, 2025
2025 Quarterly Report (Unaudited)

BlackRock California Municipal Series Trust
• BlackRock California Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 80.2%
Corporate(a) — 22.2%
California Community Choice Financing Authority, RB
5.00%, 05/01/54	$70,210	$ 75,561,975
Sustainability Bonds, 5.50%, 10/01/54	14,420	15,846,162
Series B, Sustainability Bonds, 5.00%, 01/01/55	74,035	78,756,222
Series D, Sustainability Bonds, 5.00%, 02/01/55	23,180	25,283,745
Series E, Sustainability Bonds, 5.00%, 02/01/55	47,400	51,398,970
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	54,920	58,643,739
Series F, Sustainability Bonds, 5.00%, 02/01/55	64,125	69,526,947
Series G, Sustainability Bonds, 5.00%, 11/01/55	32,500	34,600,526
Series H, Sustainability Bonds, 5.00%, 01/01/56	12,000	13,208,355
California Municipal Finance Authority, RB
Series A, AMT, 4.10%, 12/01/44	16,600	16,649,056
Series A, AMT, 4.10%, 10/01/45	11,425	11,395,023
Series A, AMT, 3.75%, 11/01/46	4,180	4,180,886
Series B, AMT, 4.15%, 07/01/51	19,600	19,622,884
California Pollution Control Financing Authority, RB(b)
Series A-1, AMT, 4.10%, 11/01/42	8,500	8,495,631
Series A2, AMT, 4.10%, 11/01/42	16,350	16,341,596
Central Valley Energy Authority, RB, 5.00%, 12/01/55	20,000	21,950,960
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56	14,250	16,203,862
		537,666,539
County/City/Special District/School District — 19.8%
Berkeley Unified School District, GO, Series D, Election 2020, 4.00%, 08/01/47	5,570	5,602,023
Burlingame School District, Refunding GO, Series A, Election 2016, 4.00%, 08/01/42	9,000	9,059,759
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.60%, 10/01/29	3,575	3,155,944
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	5,105	5,675,643
City & County of San Francisco California, Refunding COP, Series A, Sustainability Bonds, 4.00%, 04/01/44	5,000	5,000,252
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	4,780	4,930,092
City of San Jose California, GO, Series A-1, 5.00%, 09/01/49	4,000	4,166,621
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(c)	26,425	22,474,552
Del Mar Union School District, GO, Series B, Election 2018, 4.00%, 08/01/46	1,470	1,486,391
Desert Community College District, Refunding GO, 4.00%, 08/01/39	11,655	11,818,959
Elk Grove Unified School District, GO
Election 2016, 4.00%, 08/01/44	16,375	16,491,497
Election 2016, 4.00%, 08/01/45	8,600	8,696,266
Elk Grove Unified School District, ST, Election 1998, (AGM), 4.00%, 12/01/42	8,000	8,144,539
Fremont Union High School District, GO
4.00%, 08/01/40	5,750	5,749,818
Election 2022, 4.00%, 08/01/48	22,500	22,686,908
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	6,025	6,035,894
Gavilan Joint Community College District, GO, Series C, Election 2018, 5.00%, 08/01/48	16,700	18,012,985
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.00%, 08/01/47	4,750	5,111,210
Security	Par (000)	Value
County/City/Special District/School District (continued)
Long Beach Unified School District, GO, Series A, 4.00%, 08/01/40	$5,000	$ 5,039,808
Los Angeles Community College District, GO, Series J, Election 2008, 4.00%, 08/01/41	17,555	17,773,315
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	9,947,844
Lucia Mar Unified School District, GO, Series D, Election 2016, 5.25%, 08/01/47	9,000	9,858,097
Manhattan Beach Unified School District, GO, Series B, 4.00%, 09/01/45	5,750	5,790,549
Modesto High School District, GO, Series A, 5.00%, 08/01/48	2,765	2,973,801
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	10,000	10,069,747
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/38	1,985	2,032,501
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,626,444
Novato Unified School District, GO, Series A, 4.00%, 08/01/41	6,150	6,188,535
Ohlone Community College District, GO, Series C, 4.00%, 08/01/41	10,000	10,055,231
Ohlone Community College District, Refunding GO, 4.00%, 08/01/41	11,000	11,060,754
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	8,236,248
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	20,500	20,870,183
San Diego Unified School District, GO, Series L, 4.00%, 07/01/44	3,750	3,788,499
San Francisco Bay Area Rapid Transit District, GO, Series C-1, Sustainability Bonds, 4.00%, 08/01/45	10,295	10,320,295
San Francisco Community College District, GO, Series B, Election 2020, (BAM), 5.25%, 06/15/49	4,850	5,353,627
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 4.00%, 03/01/41	4,355	4,359,077
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(c)	25,000	21,042,214
Series F, Election 2012, 4.00%, 08/01/42	4,000	4,076,826
San Luis Obispo County Community College District, Refunding GO, Series A, Election 2014, 4.00%, 08/01/40	5,485	5,495,939
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,826,193
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	6,000	6,329,049
San Mateo Foster City Public Financing Authority, RB
4.00%, 05/01/45	4,000	4,015,405
4.00%, 05/01/48	2,265	2,264,953
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	11,000	11,000,342
Santa Clara Unified School District, GO
4.00%, 07/01/41	10,000	10,341,573
Election 2014, 4.00%, 07/01/41	5,000	5,018,235
Santa Clarita Community College District, GO
Election 2016, 4.00%, 08/01/42	5,750	5,769,193
Election 2016, 5.25%, 08/01/48	5,315	5,846,246

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Santa Clarita Community College District, Refunding GO, 4.00%, 08/01/41	$10,000	$ 10,020,250
Santa Monica-Malibu Unified School District, GO, Series B, 4.00%, 08/01/41	1,255	1,278,330
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/46	13,420	13,575,469
Series A, Election 2024, 4.00%, 08/01/48	7,950	7,989,709
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	17,000	17,111,028
Series B, 4.00%, 08/01/47	10,000	10,180,779
Series B, 5.00%, 08/01/47	10,000	11,022,467
Series B, Election 2012, 4.00%, 08/01/40	10,000	10,023,389
		479,871,497
Education — 2.4%
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(c)	37,500	3,241,082
California Municipal Finance Authority, RB
4.65%, 05/01/30	1,045	1,060,089
6.00%, 07/01/44	500	500,247
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	835	770,139
5.00%, 08/01/48	1,795	1,541,945
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(b)	105	104,803
California School Finance Authority, RB, Series A, 6.00%, 07/01/51(b)	1,500	1,531,953
California School Finance Authority, Refunding RB, Series A, 4.75%, 06/01/44(b)	810	781,364
California State University, Refunding RB
Series A, 5.00%, 11/01/43	18,000	19,063,133
Series B, 1.67%, 11/01/29	9,000	7,947,116
Series B, 1.85%, 11/01/31	6,750	5,694,313
Series D, 1.69%, 11/01/29	5,000	4,420,736
University of California, RB, Series AV, 5.25%, 05/15/42	10,000	10,423,059
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	1,000	1,077,638
		58,157,617
Health — 6.4%
California Health Facilities Financing Authority, RB
4.00%, 11/15/47	2,515	2,499,991
Series A, 4.00%, 11/15/42	8,000	7,953,997
Series A, 5.25%, 12/01/49	11,700	12,729,668
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	6,810	7,026,640
Series A, 4.00%, 11/15/40	11,105	11,124,571
Series A-2, 4.00%, 11/01/44	24,980	24,804,676
California Public Finance Authority, RB
Series A, 6.20%, 06/01/44(b)	14,380	14,185,982
Series B, 8.25%, 06/01/33	12,930	13,130,952
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	6,000	6,192,921
California Statewide Communities Development Authority, Refunding RB
5.00%, 03/01/42	7,695	7,843,984
Series A, 5.00%, 12/01/49	6,445	6,937,280
Security	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, Refunding RB (continued)
Series A, 5.25%, 12/01/54	$10,000	$ 10,872,111
Regents of the University of California Medical Center Pooled Revenue, RB
Series P, 4.00%, 05/15/43	5,345	5,373,919
Series P, 5.00%, 05/15/47	22,355	24,025,077
		154,701,769
Housing — 0.7%
California Municipal Finance Authority, RB, M/F Housing, Series A-1, 5.00%, 06/01/56(a)	13,350	14,211,557
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	4,580	3,141,002
Sustainability Bonds, 4.00%, 07/01/58	1,205	839,877
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 0.00%, 07/20/39(a)	1	1,638
		18,194,074
State — 0.2%
California State Public Works Board, RB
Series A, 5.00%, 04/01/49	1,000	1,087,910
Sustainability Bonds, 4.00%, 11/01/41	5,000	5,120,004
		6,207,914
Tobacco — 1.7%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,469,086
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(c)	7,620	1,551,579
California Statewide Financing Authority, RB(b)(c)
Series D, 0.00%, 06/01/55	20,750	1,301,082
Series L, 0.00%, 06/01/55	91,500	5,526,520
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	20,540	21,262,188
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(c)	34,680	3,039,253
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	5,105	5,218,650
		40,368,358
Transportation — 16.0%
Bay Area Toll Authority, Refunding RB(d)
Series F-1, 04/01/48	3,250	3,574,604
Series F-1, 04/01/53	5,000	5,456,943
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, 5.56%, 07/01/32	840	872,963
Series B, AMT, 5.25%, 07/01/49	3,875	4,151,681
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	35,130	36,526,578
California Infrastructure & Economic Development Bank, Refunding RB, Series A, AMT, Sustainability Bonds, 01/01/65(a)(b)(d)	69,350	70,303,562
City of Long Beach California Harbor Revenue, ARB, Series B, AMT, Sustainability Bonds, 5.00%, 05/15/43	9,060	9,222,757
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/42	$10,000	$ 10,196,121
Series A, AMT, 5.00%, 05/15/44	10,010	10,265,423
Series A, AMT, 5.00%, 05/15/45	5,000	5,007,104
Series C, AMT, 5.00%, 05/15/45	5,000	5,204,081
Series D, AMT, 5.00%, 05/15/41	8,520	8,530,318
AMT, Sustainability Bonds, 5.25%, 05/15/47	15,500	16,539,889
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	9,500	10,154,681
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,737,567
Series A, AMT, Subordinate, 5.00%, 05/15/49	6,500	6,657,633
Sustainability Bonds, 5.00%, 05/15/48	3,500	3,762,124
County of Sacramento California Airport System Revenue, ARB
5.00%, 07/01/49	8,000	8,725,023
5.25%, 07/01/49	25,050	27,956,019
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	15,750	16,588,655
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class D, AMT, 5.00%, 05/01/48	10,140	10,323,275
Series A, AMT, 5.00%, 05/01/38	10,350	10,786,414
Series A, AMT, 5.00%, 05/01/47	35,700	36,102,608
Series A, AMT, 5.50%, 05/01/55	5,000	5,423,399
Series B, AMT, 5.00%, 05/01/46	30,525	30,619,778
Series D, AMT, 5.00%, 05/01/43	16,440	16,788,828
Series D, AMT, 5.25%, 05/01/48	3,900	3,987,406
Series E, AMT, 5.00%, 05/01/37	4,000	4,181,955
Series E, AMT, 5.00%, 05/01/45	4,850	4,968,588
		388,615,977
Utilities — 10.8%
California Infrastructure & Economic Development Bank, RB, Series A, 5.25%, 07/01/49	6,350	6,722,075
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 4.00%, 11/01/39	20,000	20,089,999
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/42	29,920	31,311,385
Series A, Sustainability Bonds, 4.00%, 06/01/45	4,885	4,919,388
Series A, Sustainability Bonds, 5.00%, 06/01/49	16,320	17,872,939
Series B, Sustainability Bonds, 4.00%, 06/01/45	3,150	3,150,428
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	17,000	17,567,088
Irvine Facilities Financing Authority, RB, 5.25%, 05/01/43	10,000	10,223,089
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,444,335
Series A, 5.25%, 10/01/48	12,590	13,974,088
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/40	7,700	7,971,328
Series H, Sustainability Bonds, 4.00%, 08/15/45	11,000	11,102,386
Series H, Sustainability Bonds, 5.00%, 08/15/50	10,000	10,590,098
Series M, Sustainability Bonds, 5.00%, 11/15/49	10,000	10,953,500
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/01/45	4,000	4,036,739
Series B, 5.00%, 08/01/39	8,735	8,938,875
Security	Par (000)	Value
Utilities (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
1.00%, 10/01/25(e)	$4,540	$ 4,470,641
Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,845,720
Series B, Sustainability Bonds, 1.00%, 10/01/26(e)	27,880	26,741,781
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series B, 4.00%, 10/01/42	17,010	17,017,829
Series A, Sustainability Bonds, 4.00%, 10/01/43	9,000	9,074,098
		261,017,809
Total Municipal Bonds in California		1,944,801,554
Florida(a)(b) — 0.6%
Transportation — 0.6%
Florida Development Finance Corp., RB, AMT, 10.00%, 07/15/59	6,470	6,675,004
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32	6,955	7,433,170
Total Municipal Bonds in Florida		14,108,174
Puerto Rico — 5.2%
State — 3.0%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	829	887,381
Series A-1, Restructured, 5.75%, 07/01/31	805	886,526
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,706,314
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,457,812
Series A-1, Restructured, 4.00%, 07/01/41	2,011	1,925,405
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,895,310
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	2,467	1,740,970
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(f)(g)	36,231	19,617,056
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,728	15,550,404
Series A-2, Restructured, 4.54%, 07/01/53	114	111,325
Series A-2, Restructured, 4.78%, 07/01/58	12,102	11,923,952
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	955,632
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,386,996
Series A-1, Restructured, 0.00%, 07/01/46	28,433	9,474,909
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,925,054
		72,445,046
Tobacco — 0.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	89,730	6,018,935
Utilities — 2.0%
Puerto Rico Electric Power Authority, RB(f)(g)
Series A, 5.00%, 07/01/29	4,130	1,992,725
Series A, 7.00%, 07/01/33	2,230	1,075,975
Series A, 6.75%, 07/01/36	7,630	3,681,475
Series A, 5.00%, 07/01/42	6,125	2,955,312
Series A, 7.00%, 07/01/43	955	460,787
Series A-3, 10.00%, 07/01/19	2,137	1,030,867
Series B-3, 10.00%, 07/01/19	2,137	1,030,867
Series C-1, 5.40%, 01/01/18	5,870	2,832,250
Series C-2, 5.40%, 07/01/18	5,871	2,832,708
Series C-3, 5.40%, 01/01/20	593	286,341
Series C-4, 5.40%, 07/01/20	593	286,341

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, RB(f)(g) (continued)
Series CCC, 5.25%, 07/01/26	$1,680	$ 810,600
Series CCC, 5.25%, 07/01/28	955	460,787
Series D-4, 7.50%, 07/01/20	4,342	2,095,152
Series TT, 5.00%, 07/01/25	480	231,600
Series TT, 5.00%, 07/01/26	1,285	620,012
Series WW, 5.50%, 07/01/17	1,315	634,487
Series WW, 5.50%, 07/01/18	1,155	557,287
Series WW, 5.50%, 07/01/19	935	451,138
Series WW, 5.38%, 07/01/24	875	422,188
Series WW, 5.25%, 07/01/33	885	427,013
Series WW, 5.50%, 07/01/38	1,170	564,525
Series XX, 5.25%, 07/01/17	645	311,213
Series XX, 5.25%, 07/01/35	400	193,000
Series XX, 5.75%, 07/01/36	555	267,788
Series XX, 5.25%, 07/01/40	11,490	5,543,925
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	2,150	1,037,375
Series AAA, 5.25%, 07/01/27	6,540	3,155,550
Series AAA, 5.25%, 07/01/28(f)(g)	4,690	2,262,925
Series AAA, 5.25%, 07/01/29(f)(g)	530	255,725
Series BBB, 5.40%, 07/01/28	2,805	1,353,412
Series UU, 0.00%, 07/01/17(a)(f)(g)	395	190,588
Series UU, 0.00%, 07/01/18(a)(f)(g)	355	171,288
Series UU, 0.00%, 07/01/20(a)(f)(g)	3,175	1,531,937
Series UU, 3.95%, 07/01/31(a)(f)(g)	3,765	1,816,612
Series ZZ, 5.25%, 07/01/19(f)(g)	2,945	1,420,962
Series ZZ, 5.25%, 07/01/24(f)(g)	1,990	960,175
Series ZZ, 5.00%, 07/01/28(f)(g)	990	477,675
Series ZZ, 5.00%, 12/29/49(f)(g)	925	446,313
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	4,060	1,958,950
		49,095,850
Total Municipal Bonds in Puerto Rico		127,559,831
Wisconsin — 0.5%
Transportation — 0.5%
Public Finance Authority, RB, Series A, AMT, Senior Lien, 5.75%, 07/01/49	12,000	12,820,342
Total Long-Term Investments — 86.5% (Cost: $2,109,271,711)		2,099,289,901

Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.75%(h)(i)	122,524,845	$ 122,537,098

	Par (000)
U.S. Treasury Obligations — 10.2%
U.S. Treasury Bills(j)
4.33%, 03/27/25 - 05/15/25	$100,000	99,433,753
4.38%, 04/03/25	50,000	49,817,660
4.29%, 05/01/25	50,000	49,652,023
4.40%, 06/05/25	50,000	49,453,234
		248,356,670
Total Short-Term Securities — 15.3% (Cost: $370,829,542)		370,893,768
Total Investments — 101.8% (Cost: $2,480,101,253)		2,470,183,669
Liabilities in Excess of Other Assets — (1.8)%		(44,449,285)
Net Assets — 100.0%		$ 2,425,734,384

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 133,253,319	$ —	$ (10,716,221)(a)	$ —	$ —	$ 122,537,098	122,524,845	$ 2,997,120	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock California Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	197	06/18/25	$ 21,919	$ (238,990)
U.S. Long Bond	96	06/18/25	11,382	(255,167)
5-Year U.S. Treasury Note	140	06/30/25	15,123	(100,394)
				$ (594,551)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,099,289,901	$ —	$ 2,099,289,901
Short-Term Securities
Money Market Funds	122,537,098	—	—	122,537,098
U.S. Treasury Obligations	—	248,356,670	—	248,356,670
Unfunded Commitments(a)	—	—	9,236,305	9,236,305
	$122,537,098	$2,347,646,571	$9,236,305	$2,479,419,974
Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$ (594,551)	$ —	$ —	$ (594,551)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock California Municipal Opportunities Fund

Portfolio Abbreviation (continued)
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAB	Special Assessment Bonds
ST	Special Tax
Schedule of Investments